Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Schedule of dividends

($ in cents)	Cash dividend per ordinary share	Record date
2022 year
First half	6.25	November 4, 2022
Second half	6.25	May 26, 2023
Total for the year ended December 31, 2022	12.50

2021 year
First half	6.25	November 12, 2021
Second half	6.25	May 27, 2022
Total for the year ended December 31, 2021	12.50

2020 year
First half	-
Second half	12.50	May 28, 2021
Total for the year ended December 31, 2020	12.50

2019 year
First half	4.17	November 15, 2019
Second half	-
Total for the year ended December 31, 2019	4.17